Business Combinations and Disposition - Summary of Segments and Reporting Units where Acquisitions are Included (Detail)	12 Months Ended
Dec. 31, 2017
Clark Group
Business Acquisition [Line Items]
Segment	Magazines, Catalogs and Logistics
Reporting Unit	Logistics
Quality Park
Business Acquisition [Line Items]
Segment	Office Products
Reporting Unit	Office Products
Publishers Press
Business Acquisition [Line Items]
Segment	Magazines, Catalogs and Logistics
Reporting Unit	Magazines and Catalogs
NECI
Business Acquisition [Line Items]
Segment	Office Products
Reporting Unit	Office Products
CREEL
Business Acquisition [Line Items]
Segment	Magazines, Catalogs and Logistics
Reporting Unit	Magazines and Catalogs
Fairrington
Business Acquisition [Line Items]
Segment	Magazines, Catalogs and Logistics
Reporting Unit	Logistics
HudsonYards
Business Acquisition [Line Items]
Segment	Magazines, Catalogs and Logistics
Reporting Unit	Magazines and Catalogs